Acquisition consideration payable (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Contingent Consideration

The table below summarizes the contingent consideration associated with the Company’s 2008 and 2010 acquisitions:

	Total contingent consideration and paid up to December 31, 2011 and consideration payable as of December 31, 2011
Acquired Entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Consideration payable	Payable in cash	Payable in stock
Qingdao Kaixiang	$16,183	$7,802	$4,225	$4,156	$4,156	$—
Wanshuizhiyuan	11,093	9,890	—	1,203	—	1,203
Shenyang Jingli	18,101	16,663	—	1,438	—	1,438
Haiya	8,973	5,951	—	3,022	1,178	1,844
Shanghai Botang	35,005	34,556	—	449	—	449
HK Ad-Icon	2,410	1,547	269	594	594	—
Wenzhou Rigao	8,359	4,759	—	3,600	2,116	1,484
Wuxi Ruizhong	4,774	3,487	716	571	571	—
Zhejiang Continental	10,665	2,460	—	8,205	8,205	—

Total	$115,563	$87,115	$5,210	$23,238	$16,820	$6,418

	Total contingent consideration, paid and extinguished up to December 31, 2012 and consideration payable as of December 31, 2012
Acquired entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Extinguishment of consideration	Consideration extinguished on disposal	consideration payable	Payable in cash	Payable in stock
Qingdao Kaixiang	$16,070	$7,748	$4,196	$—	$4,126	$—	$—	$—
Wanshuizhiyuan	11,121	9,915	—	—	1,206	—	—	—
Shenyang Jingli	18,092	16,655	—	—	1,437	—	—	—
Haiya	9,002	5,970	—	3,032	—	—	—	—
Shanghai Botang	35,091	34,641	—	—	—	450	—	450
HK Ad-icon	2,414	1,847	468	—	—	99	99	—
Wenzhou Rigao	8,380	4,770	—	—	3,610	—	—	—
Wuxi Ruizhong	4,783	3,744	—	—	1,039	—	—	—
Zhejiang Continental	10,723	2,473	1,700	—	6,550	—	—	—

Total	$115,676	$87,763	$6,364	$3,032	$17,968	$549	$99	$450